Leases and Restricted Cash - Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts (Parenthetical) (Detail) (Teekay Tangguh Joint Venture [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Teekay Tangguh Joint Venture [Member]
Operating Leases [Line Items]
Head Lease receipts	$ 177.8
Sublease payments	115.4
Deferred Head Lease receipts	$ 43.0